DEBT INSTRUMENTS AT AMORTIZED COST (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instruments At Amortized Cost
Financial assets amortized cost	R$ 51,575,375	R$ 75,296,338